Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments [Abstract]
Trust's average net asset value	$ 165,000,000	$ 188,000,000	$ 221,000,000
Open interest rate futures, maturity	10 years	10 years	10 years
Concentration of credit risk	$ 11,312,516	$ 11,812,053